Income taxes (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income taxes	₨ 60,367	$ 734	₨ 32,298	₨ 26,413
Enacted tax rate in India	34.94%	34.94%	34.94%	34.94%
Computed expected tax expense	₨ 21,092		₨ 11,285	₨ 9,229
Effect of:
Differences between Indian and foreign tax rates	(3,807)		(427)	810
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)	(757)		97	1,220
Expenses not deductible for tax purposes	201		208	230
Income exempt from income taxes	(769)		(1,619)	(1,807)
Foreign exchange differences	(204)		(55)	(18)
Tax expense on distributed/undistributed earnings of subsidiary outside India	0		(220)	0
Income from sale of capital assets	(602)		(305)	0
Others	146		(234)	(489)
Income tax expense/(benefit)	₨ 15,300	$ 186	₨ 8,730	₨ 9,175
Effective tax rate	25.00%	25.00%	27.00%	35.00%